Employee Compensation	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Employee Compensation
Note 9: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended July 31, 2020 and 2019. During the nine months ended July 31, 2020, we granted a total of 976,087 stock options (931,047 stock options during the nine months ended July 31, 2019). The weighted-average fair value of options granted during the nine months ended July 31, 2020 was $9.46 per option ($10.23 per option for the nine months ended July 31, 2019).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2020	July 31, 2019
Expected dividend yield	4.3%	5.7%
Expected share price volatility	15.4%	20.0% - 20.1%
Risk-free rate of return	1.9% - 2.0%	2.5%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	101.47	89.90
  Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Current service cost	62	48	2	2
Net interest (income) expense on net defined benefit (asset) liability	1	(5)	8	10
Administrative expenses	1	1	-	-
Benefits expense	64	44	10	12
Canada and Quebec pension plan expense	22	23	-	-
Defined contribution expense	37	37	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	123	104	10	12

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Current service cost	187	144	8	7
Net interest (income) expense on net defined benefit (asset) liability	1	(14)	24	29
Past service income	-	(5)	-	-
Administrative expenses	3	3	-	-
Benefits expense	191	128	32	36
Canada and Quebec pension plan expense	75	70	-	-
Defined contribution expense	135	127	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	401	325	32	36